Assets under construction - Projects to sustain and expand operations (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Assets under construction
Capital expenditure cash flow	R 34,544	R 54,552	R 52,635
Projects to sustain operations
Assets under construction
Capital expenditure cash flow	19,017	21,967
Secunda Synfuels Operations
Assets under construction
Capital expenditure cash flow	7,277	10,315
Shutdown and major statutory maintenance
Assets under construction
Capital expenditure cash flow	3,671	4,825
Renewal projects
Assets under construction
Capital expenditure cash flow	1,149	1,880
Sixth fine ash dam (environmental)
Assets under construction
Capital expenditure cash flow	729	1,417
Volatile organic compounds abatement programme (environmental)
Assets under construction
Capital expenditure cash flow	304	141
Coal tar filtration east project (safety)
Assets under construction
Capital expenditure cash flow	249	329
Other environmental related expenditure
Assets under construction
Capital expenditure cash flow	241	170
Other safety related expenditure - Secunda Synfuels Operations
Assets under construction
Capital expenditure cash flow	129	556
Other sustain - Secunda Synfuels Operations
Assets under construction
Capital expenditure cash flow	805	997
Mining Secunda And Sasolburg
Assets under construction
Capital expenditure cash flow	2,839	2,894
Impumelelo Colliery to maintain Brandspruit Colliery operation
Assets under construction
Capital expenditure cash flow	41	157
Refurbishment of equipment
Assets under construction
Capital expenditure cash flow	696	674
Mine geographical expansions
Assets under construction
Capital expenditure cash flow	671	605
Other safety related expenditure - Mining Secunda and Sasolburg
Assets under construction
Capital expenditure cash flow	197	355
Other sustain - Mining Secunda and Sasolburg
Assets under construction
Capital expenditure cash flow	1,234	1,103
Other (in various locations)
Assets under construction
Capital expenditure cash flow	8,901	8,758
Expenditure related to environmental obligations
Assets under construction
Capital expenditure cash flow	1,103	590
Expenditure incurred relating to safety regulations
Assets under construction
Capital expenditure cash flow	176	283
Other sustain - Other (in various locations)
Assets under construction
Capital expenditure cash flow	7,622	7,885
Projects to expand operations
Assets under construction
Capital expenditure cash flow	15,527	32,585
LCCP
Assets under construction
Capital expenditure cash flow	13,807	30,289
Actual capital expenditure (accrual basis) | $				$ 880	$ 2,200
Mozambique exploration and development
Assets under construction
Capital expenditure cash flow	211	221
China Ethoxylation Plant
Assets under construction
Capital expenditure cash flow	18	489
Canadian shale gas assets
Assets under construction
Capital expenditure cash flow	132	141
Other projects to expand operations
Assets under construction
Capital expenditure cash flow	R 1,359	R 1,445